Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes
Southwest Gas Holdings, Inc.:
The following is a summary of income before taxes and noncontrolling interests for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2021	2020	2019
U.S.	$221,507	$282,489	$261,525
Foreign	25,343	22,249	11,145
Total income before income taxes	$246,850	$304,738	$272,670
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Current:
Federal	$(2,872)	$6,287	$622
State	(11,516)	8,617	(1,510)
Foreign	6,524	4,666	5,013
	(7,864)	19,570	4,125
Deferred:
Federal	39,117	44,547	45,593
State	8,239	414	8,212
Foreign	156	1,222	(1,907)
	47,512	46,183	51,898
Total income tax expense	$39,648	$65,753	$56,023
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Deferred federal and state:
Property-related items	$35,072	$50,504	$60,449
Purchased gas cost adjustments	73,613	(5,726)	3,834
Employee benefits	(1,484)	459	7,680
Regulatory adjustments	(10,101)	(9,885)	(11,962)
Deferred payroll taxes	(6,344)	(9,055)	—
Deferred revenue	6,021	588	822
Net operating loss	(65,509)	3,349	5,658
Alternative minimum tax	—	4,409	441
All other deferred	16,296	11,592	(14,778)
Total deferred federal and state	47,564	46,235	52,144
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	$47,512	$46,183	$51,898
References above and below to Deferred payroll taxes relate to the employer portion of Social Security tax, for which deferment of remittance was permissible under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.0	3.0	2.1
Tax credits	(0.5)	(0.5)	(0.3)
Company-owned life insurance	(1.1)	(0.8)	(1.5)
Amortization of excess deferred taxes	(4.3)	(0.8)	(0.9)
All other differences	—	(0.3)	0.1
Consolidated effective income tax rate	16.1%	21.6%	20.5%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2021	2020
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$116,496	$104,314
Employee benefits	39,181	39,907
Federal net operating losses	94,383	4,118
Deferred payroll taxes	6,344	9,055
Lease-related item	18,462	20,890
Other	15,739	14,350
Valuation allowance	(22)	(22)
	290,583	192,612
Deferred tax liabilities:
Property-related items, including accelerated depreciation	843,559	785,734
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Intangibles	97,860	13,511
Lease-related item	17,254	19,789
Other	20,562	13,786
	1,059,330	839,610
Net noncurrent deferred tax liabilities	$768,747	$646,998
Net noncurrent deferred tax liabilities above at December 31, 2021 and 2020 are reflected net of $121,000 and $455,000 of noncurrent deferred tax assets associated with the Company’s Canadian operations, which are shown separately on the Company’s Consolidated Balance Sheets.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2021	2020
Unrecognized tax benefits at beginning of year	$1,928	$1,056
Gross increases – tax positions in prior period	442	641
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,629	$1,928
Southwest Gas Corporation:
The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2021	2020	2019
Total income before income taxes	$216,473	$194,873	$198,144
 Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Current:
Federal	$(3,643)	$(4,678)	$4,109
State	(6,556)	(179)	250
	(10,199)	(4,857)	4,359
Deferred:
Federal	36,842	38,561	29,543
State	2,695	2,051	1,071
	39,537	40,612	30,614
Total income tax expense	$29,338	$35,755	$34,973
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Deferred federal and state:
Property-related items	$23,077	$36,029	$34,398
Purchased gas cost adjustments	73,613	(5,726)	3,834
Employee benefits	5,508	11,437	6,493
Regulatory adjustments	(10,101)	(9,885)	(11,962)
Deferred payroll taxes	(892)	(1,810)	—
Alternative minimum tax	—	4,409	441
Net operating loss	(59,119)	—	—
All other deferred	7,503	6,210	(2,344)
Total deferred federal and state	39,589	40,664	30,860
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	$39,537	$40,612	$30,614
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	0.3	1.7	0.7
Tax credits	(0.6)	(0.7)	(0.4)
Company-owned life insurance	(0.9)	(1.0)	(1.9)
Amortization of excess deferred taxes	(4.9)	(1.3)	(1.2)
All other differences	(1.3)	(1.4)	(0.5)
Effective income tax rate	13.6%	18.3%	17.7%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2021	2020
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$101,133	$104,314
Employee benefits	(4,671)	4,806
Federal net operating losses	59,119	—
Deferred payroll taxes	892	1,810
Other	6,777	7,790
Valuation allowance	(22)	(22)
	163,228	118,698
Deferred tax liabilities:
Property-related items, including accelerated depreciation	703,374	680,294
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Other	18,587	12,714
	802,056	699,798
Net deferred tax liabilities	$638,828	$581,100
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2021	2020
Unrecognized tax benefits at beginning of year	$1,793	$1,056
Gross increases – tax positions in prior period	310	506
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,362	$1,793
In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.
At December 31, 2021, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $2.6 million for the Company and $2.4 million for Southwest. No significant increases or decreases in unrecognized tax benefits are expected within the next 12 months.
The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was $21,000 and $523,000 of tax-related interest income for 2021 and 2020, respectively, and none in 2019.
The Company’s regulated operations accounting for income taxes is impacted by the FASB’s Accounting Standards Codification (“ASC”) Topic 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the Tax Cuts and Jobs Act (the “TCJA”), enacted in December 2017, may continue to result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA included provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. The December 31, 2021 Consolidated Balance Sheets of Southwest and the Company reflect the impact of the TCJA and the remaining unamortized balance of the regulatory liability (including a gross-up), barring further changes to income tax rates. See also Note 5 - Regulatory Assets and Liabilities.
The Company and its subsidiaries file a consolidated federal income tax return in the U.S. and in various states, as well as separate returns in Canada. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or Canadian income tax examinations for years before 2017.
The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.
The acquisition of Questar Pipelines by the Company was a taxable transaction for U.S. federal and state income tax purposes. As a result, the Company obtained a step-up in the basis of the assets acquired (as determined for income tax purposes), without succeeding to the holding period, accounting methods, or historical income tax liabilities associated with Questar Pipelines. Accordingly, the deferred income taxes were redetermined on the date of acquisition, December 31, 2021.
At December 31, 2021, the Company has a U.S. federal net operating loss carryforward of $449 million. The Company has no general business credit carryforwards. The Company has a net capital loss carryforward of $97,000, which will begin to expire in 2022. At December 31, 2021, the Company has an income tax net operating loss carryforward related to Canadian operations of $28.5 million, which begins to expire in 2034. As of the same date, the Company has $197.6 million of state net operating loss carryforwards. Depending on the jurisdiction in which the state net operating loss was generated, the carryforwards will begin to expire in 2025.
Management intends to continue to permanently reinvest any future foreign earnings in Canada.